Risks Associated with Concentration - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2012 CMA CGM [Member]
Concentration Risk [Line Items]
Percentage of revenue			100.00%
Number of banks in which cash and cash equivalents deposited	4	4